UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)
Equity - Equity Funds 23.2%
DWS Capital Growth Fund "Institutional"	32,048	1,483,806
DWS Communications Fund "Institutional"	709	10,629
DWS Disciplined Market Neutral Fund "Institutional"	26,130	249,280
DWS Diversified International Equity Fund "Institutional"	392,063	2,309,251
DWS Dreman Mid Cap Value Fund "Institutional"	4,852	45,708
DWS Dreman Small Cap Value Fund "Institutional"	6,141	199,461
DWS Emerging Markets Equity Fund "Institutional"	27,858	432,920
DWS Equity 500 Index Portfolio "Institutional"	25,156	3,117,845
DWS Europe Equity Fund "Institutional"	54,508	1,063,993
DWS Global Small Cap Growth Fund "Institutional"	15,244	473,012
DWS Global Thematic Fund "Institutional"	22,574	449,005
DWS Gold & Precious Metals Fund "Institutional"	13,691	282,855
DWS Growth & Income Fund "Institutional"	104,783	1,508,876
DWS Health Care Fund "Institutional"	33,706	762,423
DWS International Fund "Institutional"	7,226	278,271
DWS International Value Opportunities Fund "Institutional"	4,962	38,012
DWS Large Cap Focus Growth Fund "Institutional"	70	1,744
DWS Large Cap Value Fund "Institutional"	105,159	1,616,295
DWS RREEF Global Real Estate Securities Fund "Institutional"	37,872	246,544
DWS RREEF Real Estate Securities Fund "Institutional"	12,103	186,379
DWS S&P 500 Plus Fund "S"	191,001	2,051,355
DWS Small Cap Core Fund "S"	31,153	452,965
DWS Small Cap Growth Fund "Institutional"	5,165	88,733
DWS Strategic Value Fund "Institutional"	82,201	2,336,146
DWS Technology Fund "Institutional"	167,493	1,937,892

Total Equity - Equity Funds (Cost $22,128,728)		21,623,400
Equity - Exchange-Traded Funds 12.5%
Consumer Discretionary Select Sector SPDR Fund	29,768	962,399
Consumer Staples Select Sector SPDR Fund	42,154	1,111,601
Energy Select Sector SPDR Fund	16,900	896,545
Financial Select Sector SPDR Fund	84,871	1,245,906
Industrial Select Sector SPDR Fund	40,685	1,205,497
iShares MSCI Australia Index Fund	36,862	741,295
iShares MSCI Canada Index Fund	28,076	734,749
iShares MSCI EAFE Small Cap Index Fund	12,906	425,124
iShares MSCI France Index Fund	11,918	245,034
iShares MSCI Germany Index Fund	29,825	571,149
iShares MSCI Japan Index Fund	86,761	825,097
iShares MSCI Switzerland Index Fund	5,985	117,186
iShares MSCI United Kingdom Index Fund	153,113	2,169,611
Utilities Select Sector SPDR Fund	13,072	375,951

Total Equity - Exchange-Traded Funds (Cost $10,918,902)		11,627,144
Fixed Income - Bond Funds 64.0%
DWS Core Fixed Income Fund "Institutional"	2,023,103	18,572,088
DWS Emerging Markets Fixed Income Fund "Institutional"	92,336	962,146
DWS Floating Rate Plus Fund "Institutional"	409,072	3,726,649
DWS Global Bond Fund "S"	125,335	1,245,830
DWS Global Inflation Plus Fund "Institutional"	290,829	2,937,370
DWS GNMA Fund "Institutional"	187,599	2,898,400
DWS High Income Fund "Institutional"	620,950	2,831,534
DWS Short Duration Plus Fund "Institutional"	1,487,102	14,142,337
DWS US Bond Index Fund "Institutional"	1,164,811	12,335,353

Total Fixed Income - Bond Funds (Cost $61,483,105)		59,651,707
Fixed Income - Money Market Fund 0.5%
Central Cash Management Fund (Cost $464,763)	464,763	464,763

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,995,498) †	100.2	93,367,014
Other Assets and Liabilities, Net	(0.2)	(172,146)

Net Assets	100.0	93,194,868

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $97,142,105.  At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $3,775,091.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,247,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,023,065.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$21,623,400	$—	$—	$21,623,400
Exchange-Traded Funds	11,627,144	—	—	11,627,144
Bond Funds	59,651,707	—	—	59,651,707
Money Market Funds	464,763	—	—	464,763
Total	$93,367,014	$—	$—	$93,367,014

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010